                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 1999 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name:_____The Adams Express Company____
Address: _7 St. Paul Street, Suite 1140
__________Baltimore, MD 21202__________
__________________________________________
Form 13F File Number: 28-597_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: ___Christine M. Griffith_
Title: __Assistant Treasurer___
Phone: __(401) 752-5900________
Signature, Place, and Date of Signing:
__(signed)_Christine M. Griffith Baltimore, Md. May 7, 1999 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting
manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]
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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: __________0____
Form 13F Information Table Entry Total: ____117_________
Form 13F Information Table Value Total: $_1,719_____________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28- NONE____________ ________________________
[Repeat as necessary.
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                           FORM 13F INFORMATION TABLE

COLUMN 1                              COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5       COL. 6  COLUMN 7         COLUMN 8
-------------------------------       --------  ---------  --------   ------------------ -------  --------  ----------------------
                                      TITLE OF               VALUE                       INVSTMT    OTHER
NAME OF ISSUER                          CLASS     CUSIP    (x$1000)                      DSCRETN  MANAGERS
                                                                                SH/ PUT/                       VOTING AUTHORITY
                                                                      SHARES/   PRN CALL
                                                                      PRIN. AMT
                                                                                                              SOLE    SHA   NONE
                                                                                                                      RED
ABBOTT LABORATORIES                   COM       002824100      22,470   480,000 SH       SOLE                 480,000
AFFILIATED COMPUTER SERV., INC.       COM       008190100       1,990    43,500 SH       SOLE                  43,500
AIRTOUCH COMMUNCIATIONS               COM       00949T100      11,112   115,000 SH       SOLE                 115,000
ALZA CORPORATION                      COM       022615108      13,005   340,000 SH       SOLE                 340,000
ALZA CORPORATION                      CALL      022615908       1,530    40,000     CALL SOLE
AMBAC FINANCIAL GROUP, INC.           COM       023139108      20,498   379,600 SH       SOLE                 379,600
AMERICAN HOME PRODUCTS CORP.          COM       026609107      41,434   635,000 SH       SOLE                 635,000
AMERICAN HOME PRODUCTS CORP.          PUT       026609957       3,263    50,000     PUT  SOLE
AMERICAN INT'L. GROUP INC.            COM       026874107      48,853   405,000 SH       SOLE                 405,000
AMERICAN RETIREMENT CORP.             COM       028913101       2,172   151,100 SH       SOLE                 151,,00
AMER. RET. CORP 5.75% CONV DUE 2OO2   DEBS      028913AA9       3,280 4,000,000 PRN      SOLE               4,000,000
AMERCIAN STORES CO.                   COM       030096101      14,685   445,000 SH       SOLE                 445,000
AMERITECH CORP.                       COM       030954101      17,864   310,000 SH       SOLE                 310,000
ANNUITY AND LIFE RE (HOLDINGS), LTD.  COM       G03910109      16,013   700,000 SH       SOLE                 700,000
ASSOC. FIRST CAPITAL CORP. SER. A     COM       046008108      24,606   546,800 SH       SOLE                 546,800
BP AMOCO PLC SPN                      ADRS      055662104      15,150   150,000 ADR      SOLE                 150,000
BANK ONE CORP                         COM       059438101      18,171   330,000 SH       SOLE                 330,000
BAXTER INTERNATIONAL                  COM       071813109      16,500   250,000 SH       SOLE                 250,000
BAXTER INTERNATIONAL                  PUT       071813959         330     5,000     PUT  SOLE
BELL SOUTH CORP.                      COM       079860102      17,628   440,000 SH       SOLE                   5,000
BLACK HILLS CORP.                     COM       092113109      11,828   555,000 SH       SOLE                 440,000
BORDERS GROUP INC.                    COM       099709107       2,742   195,000 SH       SOLE                 195,000
CHIRON CORP.                          COM       170040109      16,453   750,000 SH       SOLE                 750,000
CINERGY CORP.                         COM       172474108       8,250   300,000 SH       SOLE                 300,000
CICSO SYSTEMS, INC.                   COM       17275R102      50,262   458,750 SH       SOLE                 458,750
COCA-COLA CO.                         COM       191216100      10,434   170,000 SH       SOLE                 170,000
CONSOLIDATED PAPERS INC.              COM       209759109        9635   410,000 SH       SOLE                 410,000
CONSOLIDATED PAPERS INC.              PUT       209759959         588    25,000     PUT  SOLE
CORNING, INC.                         COM       219350105      27,600   460,000 SH       SOLE                 460,000
CBRL GROUP, INC.                      COM       224100107       6,120   340,000 SH       SOLE                 340,000
DST SYSTEMS INC.                      COM       233326107      21,623   360,000 SH       SOLE                 360,000
DEAN FOODS CO.                        COM       242361103      10,688   300,000 SH       SOLE                 300,000
DELPHI AUTOMOTIVE, INC.               COM       247126105       8,875   500,000 SH       SOLE                 500,000
DELTA AIRLINES, INC.                  COM       247361108      20,860   300,142 SH       SOLE                 600,142
DILLARD'S INC.                        COM       254067101       5,075   200,000 SH       SOLE                 200,000
DOVER CORP.                           COM       260003108       8,548   260,000 SH       SOLE                 260,000
ELAN CORP. PLC                        ADRS      284131208      30,341   435,000 SH       SOLE                 435,000
ELAN CORP. PLC                        PUT       284131208         698    10,000     PUT  SOLE
EMERSON ELECTRIC CO.                  COM       291011104       3,864    73,000 SH       SOLE                  73,000
ENDESA, S.A.                          ADRS      29258N107      11,194   450,000 SH       SOLE                 450,000
ENRON CORP.                           COM       293561106      16,063   250,000 SH       SOLE                 250,000
ERICSSON(L.M.) TEL. 4.25% CV DUE 2000 DEBS      294821509         761   120,000 PRN      SOLE                 120,000
ERISSON (L.M.) TELEPHONE CO.          COM       594821400      17,859   750,000 SH       SOLE                 750,000
FDX CORP.                             COM       31304N107      12,090   130,000 SH       SOLE                 130,000
FEDERAL HOME LOAN MORTGAGE CORP.      COM       313400301      20,632   360,000 SH       SOLE                 360,000
FIRST DATA CORP.                      COM       319963104      14,705   343,980 SH       SOLE                 343,980
FOREST LABORATORIES, INC.             COM       345838106      18,604   330,000 SH       SOLE                 330,000
FORT JAMES CORP.                      COM       347471104      17,428   550,000 SH       SOLE                 550,000
FRONTIER CORP.                        COM       35906P105      23,344   450,000 SH       SOLE                 450,000
FRONTIER CORP                         PUT       35906P955       3,631    70,000     PUT  SOLE
GENERAL ELECTRIC CO.                  COM       369604103      72,459   655,000 SH       SOLE                 655,000
GILLETTE CO.                          COM       375766102      26,100   439,120 SH       SOLE                 439,120
GREENPOINT FINANCIAL CORP.            COM       395384100      14,769   425,000 SH       SOLE                 425,000
HEWLETT-PACKARD CO.                   COM       428236103      18,648   275,000 SH       SOLE                 275,000
HOUSTON IND. INC. 7% CV DUE 7/1/2000  DECS      442161204      18,075   150,000 SH       SOLE                 150,000
INTEGRATED HEALTH SER. 5.57% CV DUE   DEBS      45812CAB2       4,339 6,675,000 PRN      SOLE               6,675,000
INTEGRATED HEALTH SERVICES, INC.      COM       45812C106         993   180,564 SH       SOLE                 180,564
INTEL CORP.                           COM       458140100      20,209   170,000 SH       SOLE                 170,000
INTERSTATE BAKERIES CORP.             COM       46072H108       2,976   138,000 SH       SOLE                 138,000
INVESTORS FINANCIAL SERV. CORP.       COM       461915100      13,800   480,000 SH       SOLE                 480,000
IVEX PACKAGING CORP.                  COM       465855104       8,733   575,000 SH       SOLE                 575,000
LILLY (ELI) & CO.                     COM       532457108      26,311   310,000 SH       SOLE                 310,000
LILLY (ELI) & CO.                     CALL      532457908       4,244    50,000     CALL SOLE
LUCENT TECHNOLOGIES INC.              COM       549463107      10,260    95,000 SH       SOLE                  95,000
LUCENT TECHNOLOGIES INC.              CALL      549463907       1,080    10,000     CALL SOLE
MCDONALD'S CORP.                      COM       580135101      25,375   560,000 SH       SOLE                 560,000
MCI WORLDCOM, INC.                    COM       55268B106      36,311   410,000 SH       SOLE                 410,000
MEAD CORP.                            COM       582834107      12,300   400,000 SH       SOLE                 400,000
MEDIAONE GROUP INC.                   COM       58440J104       9,516   150,000 SH       SOLE                 150,000
MEADIAONE GROUP, INC. 6.25% DUE 2001  PIES      58440J401       7,034    85,000 SH       SOLE                  85,000
MELLON BANK CORP.                     COM       585509102      14,779   210,000 SH       SOLE                 210,000
MERCK & CO., INC.                     COM       589331107      24,037   300,000 SH       SOLE                 300,000
MINNESOTA MINING & MFG. CO.           COM       604059105      12,027   170,000 SH       SOLE                 170,000
MINNESOTA MINING & MFG. CO.           CALL      604059905         707    10,000     CALL SOLE
MOBIL CORP.                           COM       607059102      10,560   120,000 SH       SOLE                 120,000
MOTOROLA, INC. DUE 2009               LYONS     620076AE9         881   650,000 PRN      SOLE                 650,000
MOTOROLA, INC.                        COM       620076109      10,987   150,000 SH       SOLE                 150,000
NATIONAL CITY CORP.                   COM       635405103       5,310    80,000 SH       SOLE                  80,000
NEW CENTURY ENERGIES, INC.            COM       64352U103       8,516   250,000 SH       SOLE                 250,000
NEXTEL COMMUNICATIONS, INC.           COM       65332V103      21,975   600,000 SH       SOLE                 600,000
NEXTEL COMMUNICATIONS, INC.           PUT       65332V953       2,747    75,000     PUT  SOLE
NOKIA CORP. PFD                       ADRS      654902204      42,052   270,000 SH       SOLE                 270,000
NOKIA CORP. PFD. ADR                  CALL      654902204       1,558    10,000     CALL SOLE
NORTHERN TELECOM LTD                  COM       665815106      23,607   380,000 SH       SOLE                 380,000
NORTHWESTERN CORP.                    COM       668074107      12,969   500,000 SH       SOLE                 500,000
PALL CORP.                            COM       696429307       9,937   600,000 SH       SOLE                 600,000
PEOPLES HERITAGE FINANCIAL GROUP      COM       711147108       8,532   474,000 SH       SOLE                 474,000
PEPSICO, INC.                         COM       713448108      11,560   295,000 SH       SOLE                 295,000
PETROLEUM & RESOURCES CORP.           COM       716549100      37,374 1,145,570 SH       SOLE               1,145,750
POLO RALPH LAUREN CORP.               COM       731572103       3,478   175,000 SH       SOLE                 175,000
PROCTER & GAMBLE CO.                  COM       742718109      22,526   230,000 SH       SOLE                 230,000
PROVIDENT BANKSHARES CORP.            COM       743859100       7,561   289,405 SH       SOLE                 289,405
QRS CORP.                             COM       74726X105      26,589   425,000 SH       SOLE                 425,000
QWEST COMMUNICATIONS INT'L. INC.      COM       749121109      28,549   396,006 SH       SOLE                 396,006
QWEST COMM. INTL INC 5.75% DUE 2003   TRENDS    74912L105       8,000   125,000 SH       SOLE                 125,000
RALSTON PURINA CO. 7% DUE 2000        COM       751227401       8,100   180,000 SH       SOLE                 180,000
REINSURANCE GROUP OF AMERICA INC.     COM       759351109      19,143   449,775 SH       SOLE                 449,775
ROYAL DUTCH PETROLEUM CO.             GLDR5     780257309       9,360   180,000 SH       SOLE                 180,000
RYDER SYSTEM INC.                     COM       783549108      15,746   570,000 SH       SOLE                 570,000
SBC COMMUNICATIONS INC.               COM       78387G103      17,931   380,000 SH       SOLE                 380,000
SALOMON SM.BAR.HLDGS 7.625% DUE 1999  DECS      79549B800      15,142   375,000 SH       SOLE                 375,000
SCHLUMBERGER, LTD                     COM       806857108       5,320    88,400 SH       SOLE                  88,400
SMITHKLINE BEECHAM PLC                ADRS      832378400      18,590   260,000 SH       SOLE                 260,000
SOLECTRON CORP.                       COM       834182107      57,789 1,190,000 SH       SOLE               1,190,000
STERLING COMMERCE INC.                COM       859205106      17,681   575,000 SH       SOLE                 575,000
STERLING COMMERCE INC.                PUT       859205956       1,230    40,000     PUT  SOLE
SUNRISE ASSISTED LIVING, INC.         COM       86768K106      20,047   440,000 SH       SOLE                 440,000
SUNRISE ASSISTED LIVING, INC.         PUT       86768K956         456    10,000     PUT  SOLE
TECO ENERGY, INC                      COM       872375100       5,963   300,000 SH       SOLE                 300,000
TIFFANY & COMPANY                     COM       886547108       9,531   127,500 SH       SOLE                 127,500
UNITED WATER RESOURCES, INC.          COM       913190104      12,450   600,000 SH       SOLE                 600,000
WACHOVIA CORP.                        COM       929771103      15,426   190,000 SH       SOLE                 190,000
WASHINGTON GAS LIGHT CO.              COM       938838101       5,815   257,000 SH       SOLE                 257,000
WELLS FARGO & CO.                     COM       949746101      19,284   550,000 SH       SOLE                 550,000
WILLIAMS COMPANIES, INC.              COM       969457100      19,750   500,000 SH       SOLE                 500,000
WILLIAMS COMPANIES, INC.              PUT       969457950         593    15,000     PUT  SOLE
WILMINGTON TRUST CORP.                COM       971807102      11,996   210,000 SH       SOLE                 210,000
                                                            1,719,042


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